Income Taxes (Details)		12 Months Ended
		Jun. 30, 2025 USD ($)	Jun. 30, 2025 AED (د.إ)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2025 AED (د.إ)	Jun. 30, 2025 SGD ($)
Income Taxes [Line Items]
Taxable income
Federal statutory income tax rate		21.00%	21.00%	21.00%	21.00%	21.00%
State effective tax		5.80%	5.80%	5.80%	5.80%	5.80%
Effective tax rate	[1]	(20.60%)	(20.60%)	(20.60%)	(19.40%)	(21.40%)
Percentage of future taxable income for unlimited years		80.00%	80.00%	80.00%
Deferred tax asset allowance, percentage		(6.20%)	(6.20%)	(6.20%)	(7.40%)	(5.40%)
Net deferred tax assets		$ 700,000			$ 700,000
Changes in valuation allowance for deferred tax assets		7,117,377			4,453,153
Uncertain tax positions
United Arab Emirates operations [Member]
Income Taxes [Line Items]
Net operating loss carryforward		70,100,000			41,600,000
United Arab Emirates operations [Member]
Income Taxes [Line Items]
Net deferred tax assets		6,400,000			3,700,000
Hong Kong [Member]
Income Taxes [Line Items]
Net operating loss carryforward		$ 300,000			0
Deferred tax asset allowance, percentage		100.00%	100.00%	100.00%
Net deferred tax assets		$ 42,000
CHINA
Income Taxes [Line Items]
Deferred tax asset allowance, percentage		100.00%	100.00%	100.00%
Net deferred tax assets					19
CACM Group NY, Inc [Member]
Income Taxes [Line Items]
Taxable income						$ 0
Federal statutory income tax rate		21.00%	21.00%	21.00%
State effective tax		7.30%	7.30%	7.30%
Effective tax rate		26.80%	26.80%	26.80%
Color Star Ohio [Member]
Income Taxes [Line Items]
Taxable income						0
Federal statutory income tax rate		21.00%	21.00%	21.00%
Effective tax rate		21.00%	21.00%	21.00%
Color Star Hainan [Member]
Income Taxes [Line Items]
Federal statutory income tax rate		25.00%	25.00%	25.00%
Effective tax rate		15.00%	15.00%	15.00%
Net operating loss carryforward					77
Color Star Hainan [Member] | Hong Kong [Member]
Income Taxes [Line Items]
Net operating loss carryforward
Color Metaverse [Member]
Income Taxes [Line Items]
Effective tax rate		50.00%	50.00%	50.00%
Foreign statutory income tax rate		17.00%	17.00%	17.00%
Taxable income		$ 8,000		$ 10,000
Taxable income exempted from income tax		$ 100,000						$ 190,000
Color Metaverse [Member] | Corporate income tax [Member]
Income Taxes [Line Items]
Effective tax rate		75.00%	75.00%	75.00%
Color Star DMCC’s [Member]
Income Taxes [Line Items]
Federal statutory income tax rate		9.00%	9.00%	9.00%
Taxable income		$ 100,000	د.إ 375,000
Taxable income exempted from income tax		$ 100,000					د.إ 375,000
Model Queen [Member]
Income Taxes [Line Items]
Federal statutory income tax rate		16.50%	16.50%	16.50%
CACM [Member]
Income Taxes [Line Items]
Net operating loss carryforward		$ 2,700,000			2,600,000
Deferred tax asset allowance, percentage		100.00%	100.00%	100.00%
DMCC [Member]
Income Taxes [Line Items]
Deferred tax asset allowance, percentage		100.00%	100.00%	100.00%
Maximum [Member]
Income Taxes [Line Items]
Changes in valuation allowance for deferred tax assets					2,664,224	1,985,219
Maximum [Member]
Income Taxes [Line Items]
Changes in valuation allowance for deferred tax assets					$ 4,453,153	$ 2,467,934

[1]	These items represent expenses incurred in Cayman and it is not deductible in U.S. federal and state tax returns.